Schedule of Promissory Notes Related Party (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Statutory Information
Promissory note - related party, current	$ 1,040,641	$ 968,216
Promissory note - related party, non-current	273,676	273,676
Promissory note	$ 1,314,317	$ 1,241,892